Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	0	4
Net gains/(losses) of which related to credit risk - on assets	(1)	(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	472	532
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	207	(34)
Net gains/(losses) of which related to credit risk - on assets	3	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	531	224
Net gains/(losses) of which related to credit risk - on assets	70	(107)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	952	1,128
Net gains/(losses) of which related to credit risk - on assets	351	300
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(26)	13
Net gains/(losses) of which related to credit risk - on liabilities	(8)	(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(38)	40
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(46)	6
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,114)	783
Net gains/(losses) of which related to credit risk - on liabilities	(2)	21
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	43	254
Net gains/(losses) of which related to credit risk - on liabilities	(39)	51